united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22901

CLA Strategic Allocation Fund

(Exact name of registrant as specified in charter)

17605 Wright Street, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

17605 Wright Street, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2015

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

CLA Strategic Allocation Fund

April 30, 2015

1980 Festival Plaza Dr., Ste. 300
Las Vegas, NV 89135
580-380-1794

CLA Strategic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2015

The Fund’s performance figures* for the period ended April 30, 2015, compared to its benchmark:

Since Inception(a)
CLA Strategic Allocation Fund	(0.60)%
CLA Strategic Allocation Fund with 6.00% load	(6.58)%
S&P 500 Total Return Index(b)	0.91%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including organizational and offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 2.45% per annum of the Fund's average daily net assets (the Expense Limitation). If the Fund incurs expenses excluded from the Expense Limitation Agreement, the Fund’s expense ratio could exceed 2.45%. In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect at least until April 30, 2016, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Trustees. Without these waivers, the Fund’s total annual operating expenses would have been 2.95% per the latest prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-798-3848.
(a) CLA Strategic Allocation Fund commenced operations on March 6, 2015.

(b) The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Top Holdings by Industry	% of Net Assets
Non-Listed Real Estate Investment Trusts	25.9%
Listed Real Estate Investment Trusts	15.7%
Non-Listed Business Development Companies	11.7%
Oil & Gas	9.6%
Mutual Funds	8.2%
Computers	5.0%
Telecommunications	2.8%
Diversified Financial Services	2.0%
Other / Cash & Cash Equivalents	19.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s Holdings.

CLA STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015

Shares		Fair Value

	COMMON STOCK - 19.4%
	COMPUTERS - 5.0%
50	Apple, Inc.	$6,258

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
300	RCS Capital Corp. - Cl. A	2,577

	OIL & GAS - 9.6%
50	ConocoPhillips	3,396
100	Exxon Mobil Corp.	8,737
		12,133

	TELECOMMUNICATIONS - 2.8%
100	AT&T, Inc.	3,464

	TOTAL COMMON STOCK ( Cost - $24,246)	24,432

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 41.6%
	LISTED REAL ESTATE INVESTMENT TRUSTS (REITs) - 15.7%
600	American Realty Capital Properties, Inc.	5,418
100	Annaly Capital Management, Inc.	1,007
300	Select Income REIT	6,957
100	WP Carey, Inc.	6,348
		19,730
	NON-LISTED REAL ESTATE INVESTMENT TRUSTS (REITs) - 25.9%
3,000	Cole Office and Industrial REIT *#	27,900
200	Cole Credit Property Trust *#	4,650
		32,550

	TOTAL REAL ESTATE INVESTMENT TRUSTS ( Cost - $53,087)	52,280

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 11.7%
1,600	NexPoint *#	14,720
	(Cost - $14,720)

	MUTUAL FUNDS - 8.2%
566	Cole Real Estate Income Strategy, Inc. - Class W	10,247
	(Cost - $10,230)

	TOTAL INVESTMENTS - 80.9% (Cost - $102,283) (a)	$101,679
	OTHER ASSETS IN EXCESS OF LIABILITIES - 19.1%	24,053
	TOTAL NET ASSETS - 100.0%	$125,732

* Non-Income producing security.

# Fair Value estimates using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $47,270 or 37.6% of net assets.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $102,283 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$243
Unrealized depreciation:	(847)
Net unrealized depreciation:	$(604)

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2015

ASSETS
Investment securities:
At cost	$102,283
At fair value	$101,679
Cash	46,395
Dividends receivable	180
Due from advisor	11,202
TOTAL ASSETS	159,456

LIABILITIES
Payable for securities purchased	22,720
Shareholder service fee payable	322
Accrued expenses and other liabilities	10,682
TOTAL LIABILITIES	33,724
NET ASSETS	$125,732

Net Assets Consist Of:
Paid in capital	$126,308
Undistributed net investment income	28
Net unrealized depreciation on investments	(604)
NET ASSETS	$125,732

Net Asset Value Per Share:
Shares:
Net Assets	$125,732
Shares of beneficial interest outstanding	12,643

$9.94
Net asset value, and Maximum offering price per share
(maximum sales charge of 6.00%)	$10.57

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period* Ended April 30, 2015

INVESTMENT INCOME
Dividend income	$180
TOTAL INVESTMENT INCOME	180

EXPENSES
Investment advisory fees	94
Shareholder servicing fee	16
Administrative services fees	2,254
Professional fees	2,146
Compliance officer fees	1,610
Interest expense	1,610
Printing and postage expenses	536
Registration fees	440
Custodian fees	429
Non 12b-1 shareholder services fees	322
Trustees’ fees and expenses	322
Insurance expense	220
Other expenses	1,449
TOTAL EXPENSES	11,448

Fees waived by the Advisor	(11,296)
NET EXPENSES	152

NET INVESTMENT INCOME	28

NET UNREALIZED LOSS FROM INVESTMENTS
Net change in unrealized depreciation on investments	(604)

NET UNREALIZED LOSS FROM INVESTMENTS	(604)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(576)

* The CLA Strategic Allocation Fund commenced operations on March 6, 2015.

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

Period* Ended
April 30, 2015
(Unaudited)
FROM OPERATIONS
Net investment income	$28
Net change in unrealized depreciation on investments	(604)
Net decrease in net assets resulting from operations	(576)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	126,308
Net increase in net assets from shares of beneficial interest	126,308

TOTAL INCREASE IN NET ASSETS	125,732

NET ASSETS
Beginning of Period	—
End of Period *	$125,732
* Includes undistributed net investment income of:	$28

SHARE ACTIVITY
Shares sold	12,643
Net Increase	12,643

* The CLA Strategic Allocation Fund commenced operations on March 6, 2015.

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period* Ended April 30, 2015

Cash flows from operating activities:
Net increase in net assets resulting from operations	$(576)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(102,283)
Net change in unrealized depreciation from investments and options written	604

Changes in assets and liabilities
(Increase)/Decrease in assets:
Due From Investment Advisor	(11,202)
Dividends and Interest Receivable	(180)
Increase/(Decrease) in liabilities:
Payable for Securities Purchased	22,720
Shareholder Servicing Fee	322
Other Accrued Expenses Payable	10,682
Net cash used in operating activities	(79,913)

Cash flows from financing activities:
Proceeds from shares sold	126,308
Net cash provided by financing activities	126,308

Net decrease in cash	46,395
Cash at beginning of period	—
Cash at end of period	46,395

*	The CLA Strategic Allocation Fund commenced operations on March 6, 2015.

Supplemental disclosure of cash flow information (each of which is included above in the line titled “Net increase in net assets resulting from operations”):

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period(a) Ended
	April 30, 2015
	(Unaudited)

Net asset value, beginning of period	$10.00
Net unrealized
loss on investments	(0.06	) (d)
Total from investment operations	(0.06)

Net asset value, end of period	$9.94
Total return (c)(e)	(0.60	) %

Net assets, end of period (000s)	$126

Ratio of gross expenses to average
net assets (b)(f)	183.02%
Ratio of net expenses
to average net assets (b)(f)	2.45%
Ratio of net investment income
to average net assets (b)(f)	0.45%
Portfolio Turnover Rate (e)	0%

(a) The CLA Strategic Allocation Fund commenced operations on March 6, 2015.

(b) Recognition of the Fund’s net investment income is affected by the timing of dividend declarations of investment funds. The expenses of the investment funds are excluded from the Fund’s expense ratio.

(c) Total return represents aggregate total return based on NAV and does not reflect a sales charge.

(d) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(e) Annualized.

(f) Not annualized.

See accompanying notes to financial statements.

CLA STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2015

1.           ORGANIZATION

CLA Strategic Allocation Fund (the ‘‘Fund’’) was organized as a Delaware statutory trust on August 5, 2013. The Fund is a continuously offered, non-diversified company that is operated as an interval fund. The Fund engages in a continuous offering of shares. The Fund has registered 5,000,000 shares and is authorized as a Delaware statutory trust to issue an unlimited number of shares. The Fund is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Fund seeks attractive risk-adjusted returns with low to moderate volatility and low correlation to the broader markets by investing primarily in income producing securities of Real Estate Investment Trusts (“REITs”), alternative investment funds, common stocks, preferred stocks, and structured notes, notes, bonds, and asset-backed securities. The Fund currently offers one class of shares at net asset value plus the maximum sales load of 6.00%. The Fund commenced operations on March 6, 2015.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their net asset value per share and closed-end fund that trade on an exchange are valued as described under security valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.

CLA STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-traded Real Estate Investment Trusts (“REITs”) purchased directly from the company will be valued at purchase cost during the offering period according to management’s fair valuation methodology unless the REIT issues an updated valuation. Non Listed REITs purchased on a secondary market will be initially valued with a price determined after taking into consideration: a) the purchase price; b) observable transaction price for an active dividend reinvestment plan; c) observable transaction associated with a redemption program; d) an illiquidity discount; e) internal valuations calculations; f) external valuation calculations. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (of if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. In the circumstance that the NAVs are being reported infrequently, the Advisor deems it appropriate to adjust the NAV by a relevant benchmark in between Sponsor NAV reporting periods to reflect movements in underlying direct real estate values. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The non-traded Business Development Companies provide quarterly fair value pricing which is used as an indicator of the valuation for the fund. If the value fluctuates, the Advisor will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded Business Development Companies are categorized as Level 3 in the fair value hierarchy.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

CLA STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2015, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$24,432	$—	$—	$24,432
Real Estate Investment Trusts	19,730	—	—	19,730
Non-Listed Real Estate Investment Trusts	—	—	32,550	32,550
Non-Listed Business Development Companies	—	—	14,720	14,720
Mutual Funds	10,247	—	—	10,247
Total	$54,409	$—	$47,270	$101,679

*Refer to the Portfolio of Investments for classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Beginning balance	$—
Total realized gain (loss)	—
Change in unrealized appreciation	—
Return of Capital	—
Cost of purchases	47,270
Proceeds from sales	—
Accrued interest	—
Net transfers in/out of level 3	—
Ending balance	$47,270

The total change in unrealized appreciation included in the statement of operations attributable to level 3 investments still held at April 30, 2015 includes:

$-

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid quarterly; and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss

CLA STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken by the Fund in its 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.           INVESTMENT TRANSACTIONS

For the period ended April 30, 2015, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $102,283 and $0 respectively.

4.           INVESTMENT ADVISORY AGREEMENT/TRANSACTIONS WITH AFFILIATES

CLA Asset Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.45% of the Fund’s average daily net assets. For the period ended April 30, 2015, the Advisor earned advisory fees of $94.

The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including organizational and offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 2.45% per annum of the Fund's average daily net assets (the Expense Limitation). If the Fund incurs expenses excluded from the Expense Limitation Agreement, the Fund’s expense ratio could exceed 2.45%. In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect at least until April 30, 2016, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser.

For the period ended April 30, 2015, the Advisor waived expenses in the total of $11,296 of which $11,296 is subject to recapture prior to October 31, 2017.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets for such services.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. The Distributor is an affiliate of GFS. During the period ended April 30, 2015, the Distributor received $82 in underwriting commissions for sale of the Fund’s shares.

CLA STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or Advisor a quarterly fee of $750, as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

5.           REPURCHASE OFFERS / SHARES OF BENEFICIAL INTEREST

Pursuant to Rule 23c-3 under the 1940 Act, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding on the Repurchase Request Deadline. The Board shall determine the quarterly repurchase offer amount. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. The Fund anticipates that the Fund’s initial repurchase offer will be made in the third quarter of 2015.

6.           SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that other than what is listed below there is no impact requiring adjustment or disclosure in the financial statements.

CLA STRATEGIC ALLOCATION FUND
EXPENSE EXAMPLES (Unaudited)
April 30, 2015

As a shareholder of CLA Strategic Allocation Fund (the ‘‘Fund’’), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 6, 2015 to April 30, 2015 (the ‘‘period’’).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	3/6/15	4/30/2015	3/6/15-4/30/15*	3/6/15-4/30/15
	$1,000.00	$994.00	$3.75	2.45%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	11/1/14	4/30/15	11/1/14-4/30/15**	11/1/14-4/30/15
	$1,000.00	$1,012.64	$12.23	2.45%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (56) divided by the number of days in the fiscal year (365).
**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

CLA STRATEGIC ALLOCATION FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2015

Approval of the Management Agreement

          In connection with a meeting held on November 10, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the CLA Strategic Allocation Fund (the “Fund” or the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the advisory agreement (the “Management Agreement”) between CLA Asset Management, LLC (the “Adviser”) and the Fund.

          The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Management Agreement.

          As to the nature, extent and quality of services to be provided, the Trustees discussed the Adviser’s business plan and reviewed the educational credentials and experience of its personnel. It was explained that the Fund was established to seek attractive risk-adjusted returns with low to moderate volatility and low correlation to the broader markets, through a concentrated multi-strategy alternative investment approach with an emphasis on income generation. It was also explained the Fund would make investments in income producing securities including private real estate investment trusts, business development companies and possibly alternative investment funds as well as options, common stocks, preferred stocks and structured notes, notes, bonds and asset-backed securities. It was noted that the Fund will also gain exposure to the preceding asset classes through index-linked or actively managed exchange-traded funds, mutual funds, closed-end funds and other types of pooled investment vehicles, including unregistered vehicles such as hedge funds.

          With respect to performance, the Board discussed the fact that the Adviser is a newly-formed company and had no data to provide with respect to mutual funds, pooled investment vehicles or private accounts managed. However, the Trustees discussed the background and experience of the proposed portfolio manager. The Board concluded that based on the experience of the Fund’s proposed portfolio manager, including his background in securities business and his knowledge of and experience analyzing and overseeing the kinds of investment called for by the Fund’s strategy including such instruments as non-traded REITs, business development companies, and options, among other things, that the Trust will have a reasonable expectation that the Adviser will deliver acceptable performance to shareholders. The Board also discussed the fact that the Adviser and portfolio manager have a clean history with no regulatory issues.

          With respect to the cost of services to be provided and the profits to be realized by the Adviser, the Board reviewed the fees of a group of other funds having investment objectives and policies, target investor base and other characteristics (the “Peer Group”), thought to be reasonably close to that of the Fund. After further discussion and analysis of the Peer Group, the Board reviewed the fees of other mutual funds during the Meeting that they believed were also comparable to the proposed Fund. Based on the Board’s review of the Peer Group information provided by the Adviser, and their own independent research of comparable fund fees, the Board noted that the Fund’s proposed 1.45% management fee and net expense ratio were the second highest in the Peer Group but concluded they were reasonable given the Adviser’s active management style and the use of covered calls as part of the Fund’s strategy, which were not used by the Peer Group members.

CLA STRATEGIC ALLOCATION FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2015

          As to economies of scale and profitability, it was noted that the Adviser would provide Fund shareholders with an expense limitation and security agreement for at least one year following commencement of Fund operations. With respect to the Adviser, the Trustees concluded that based on the services provided and the projected growth of the Trust, the anticipated profits from the Adviser’s relationship with the Trust were not excessive.

           Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Management Agreement was in the best interests of the Trust and its future shareholders.

PRIVACY NOTICE

FACTS	WHAT DOES CLA STRATEGIC ALLOCATION FUND DO WITH YOUR PERSONAL
INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us.
This information can include:
	• Social Security number	• Purchase History
	• Assets	• Account Balances
	• Retirement Assets	• Account Transactions
	• Transaction History	• Wire Transfer Instructions
• Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CLA Strategic Allocation Fund chooses to share; and whether you can limit this sharing.

Does CLA Strategic
	Allocation Fund	Can you limit this
Reasons we can share your personal information	share?	sharing?
For our everyday business purposes –

suchas to process your transactions,maintain your account(s),	Yes	No
respond to court orders and legal investigations,or report to credit bureaus

For our marketing purposes –
to offer our products and services to you	No	We don’t share

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes –	No	We don’t share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	No	We don’t share
information about your creditworthiness
	No	We don’t share
For nonaffiliates to market to you

Questions?	Call 1-855-747-9559

Who we are

Who is providing this notice?	CLA Strategic Allocation Fund

What we do

How does CLA Strategic Allocation Fund protect mypersonal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does CLA Strategic	We collect your personal information, for example, when you
Allocation Fund collectmy
personalinformation? 	• Openan account
• Provide account information
• Give us your contact information
• Make deposits or withdrawals from your account
• Make a wire transfer
• Tell us where to send the money
• Tellsus who receives the money
• Show your government-issued ID
• Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all	Federal law gives you the right to limit only
sharing?	• Sharing for affiliates’ everyday business purposes – information about your creditworthiness
• Affiliates from using your information to market to you
• Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• CLA Strategic Allocation Fund does not share with our affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies
• Resource Real Estate Diversified Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Resource Real Estate Diversified Income Fund does not jointly market.

CLA STRATEGIC ALLOCATION FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2015

How to Obtain Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3848.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLA Strategic Allocation Fund

By (Signature and Title)

/s/Clay Archey

Clay Archey, President & Treasurer

Date 7/1/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Clay Archey

Clay Archey, President & Treasurer

Date 7/1/2015